INCOME TAXES - Unrecognized tax benefits (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits
Unrecognized tax benefits that could impact effective tax rate	$ 11.6	$ 11.4
Unrecognized tax benefits related to accrued interest and penalties	$ 0.3	$ 0.3